Parties-in-interest Transactions - Summary of Parties-in-Interest Balances (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-interest balances	$ 179,297,075	$ 163,758,895
Notes receivable from participants	944,320	790,778
Company Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-interest balances	105,317,304	95,252,916
BankPlus Wealth Mgmt Aggressive
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-interest balances	15,392,715	11,589,791
BankPlus Wealth Mgmt Cons Growth
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-interest balances	7,100,100	5,931,435
BankPlus Wealth Mgmt Conservative
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-interest balances	1,141,551	693,265
BankPlus Wealth Mgmt Growth
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-interest balances	14,427,123	13,022,512
BankPlus Wealth Mgmt Mod Growth
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-interest balances	$ 7,545,910	$ 7,096,950